Acquisitions (Details Textual) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	1 Months Ended		12 Months Ended
	May 31, 2019	Mar. 27, 2019	Mar. 31, 2020
Acquisition of Trend Discovery Holdings Inc (Textual)
Shares issued for company acquisition, description			These two operating subsidiaries of Banner Midstream are revenue producing entities. White River and Shamrock are engaged in oil and gas exploration, production, and drilling operations on over 10,000 cumulative acres of active mineral leases in Texas, Louisiana, and Mississippi.
Banner Energy [Member]
Acquisition of Trend Discovery Holdings Inc (Textual)
Number of shares exchange acquired in assets and liabilities		8,945
Common stock issued		8,945,205
Debt and lease liabilities		$ 11,774,455
Consideration paid shares		8,945
Consideration paid fair value		$ 4,867
Consideration fair value, per share		$ 0.544
TREND DISCOVERY HOLDINGS, INC [Member]
Acquisition of Trend Discovery Holdings Inc (Textual)
Number of shares exchange acquired in assets and liabilities	5,500
Shares issued for company acquisition, description	The Company entered into an Agreement and Plan of Merger (the "Merger Agreement") with Trend Discovery Holdings Inc., a Delaware corporation ("Trend Holdings") for the Company to acquire 100% of Trend Holdings pursuant to a merger of Trend Holdings with and into the Company (the "Merger"). The Merger was completed as agreed in the Merger Agreement, the Company is the surviving entity in the Merger and the separate corporate existence of Trend Holdings has ceased to exist. Pursuant to the Merger, each of the 1,000 issued and outstanding shares of common stock of Trend Holdings was converted into 5,500 shares of the Company's common stock. No cash was paid relating to the acquisition.